SUBSEQUENT EVENTS (Details) - USD ($) $ in Thousands	1 Months Ended	12 Months Ended
	Feb. 13, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Stock Repurchased and Retired During Period, Shares		1,348,865	2,772,811
Payments for Repurchase of Common Stock		$ 127,017	$ 231,873	$ 200,000
Subsequent Event Type [Member]
Stock Repurchased and Retired During Period, Shares	1,917,098
Payments for Repurchase of Common Stock	$ 241,302